Note G - Recent Accounting Pronouncements	9 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]	Note G – Recent Accounting Pronouncements No new accounting pronouncements have been defined that would materially impact our financial statements.